Disposal of subsidiaries (Notes)	6 Months Ended
Jun. 30, 2014
Discontinued Operations and Disposal Groups [Abstract]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
4.    DISPOSAL OF SUBSIDIARIES

In February 2013 and March 2014, we sold our interests in the companies that own and operate the Golar Maria and Golar Igloo, respectively, to Golar Partners.

(in thousands of $)	Golar Igloo	Golar Maria
Consideration received (1)	156,001	127,900
Carrying value of the assets sold to Golar Partners	(112,714)	(45,630)
Gain on disposal	43,287	82,270
Deferred gain on sale	(8,551)	(17,114)
Gain recognized on sale	34,736	65,156

The gain from the sale of the Golar Igloo in March 2014 was $43.3 million of which $34.7 million had been recognized at the time of the sale in the Condensed Consolidated Statements of Income under "Gain on disposals to Golar Partners (including amortization of deferred gains)". The remaining $8.6 million which represents profit based on our holding in the subordinated units in Golar Partners measured as of the date of the dropdown has been deferred under "Other current liabilities" and "Other long-term liabilities" and is being released to income over the remaining useful life of the vessel or until it is sold. As of June 30, 2014, the unamortized portion of the gain is $8.3 million.

The gain from the sale of the Golar Maria in February 2013 was $82.3 million of which $65.2 million had been recognized at the time of the sale in the Condensed Consolidated Statements of Income under "Gain on disposals to Golar Partners (including amortization of deferred gains)". The remaining $17.1 million which represents profit based on our holding in the subordinated units in Golar Partners measured as of the date of the dropdown has been deferred under "Other current liabilities" and "Other long-term liabilities"and is being released to income over the remaining useful life of the vessel or until it is sold. As of June 30, 2014, the unamortized portion of the gain is $16.4 million.

(1) The cash consideration for the Golar Igloo comprised of $310.0 million for the vessel and charter less the assumed bank debt of$161.3 million plus the interest rate swap asset and other purchase price adjustments of $3.6 million and $3.6 million, respectively. While the cash consideration for the Golar Maria comprised of $215.0 million for the vessel less the assumed bank debt and interest rate swap liability of $89.5 million and $3.1 million, respectively, plus other purchase price adjustments of $5.5 million.